Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of long-term debt

As at	Dec 31 2025	Dec 31 2024
Unsecured notes
(i) $700 million at 5.125% due October 15, 2027	697,434	696,104
(ii) $700 million at 5.25% due December 15, 2029	696,996	696,395
(ii) $600 million at 6.25% due March 15, 2032	586,925	585,562
(iv) $300 million at 5.65% due December 1, 2044	295,938	295,820
	2,277,293	2,273,881
Term Loan A at SOFR plus applicable margin	347,933	—
Other limited recourse debt facilities
(i) 5.58% due through June 30, 2031	43,392	49,450
(ii) 5.35% due through September 30, 2033	53,644	59,138
(iii) 5.21% due through September 15, 2036	30,638	32,466
	127,674	141,054
Total long-term debt[1]	2,752,900	2,414,935
Less current maturities[1]	(41,362)	(13,727)
	$2,711,538	$2,401,208
[1] Long-term debt and current maturities are presented net of discounts and deferred financing fees of $26.7 million as at December 31, 2025 (2024 - $28.3 million).
Schedule of minimum principal payments for long-term debt
The gross minimum principal payments for long-term debt in aggregate and for each of the five succeeding years are as follows:

	Other limited recourse debt facilities	Unsecured notes	Term Loan A at SOFR plus applicable margin	Total
2026	$13,796	$—	$27,500	$41,296
2027	15,173	700,000	27,500	742,673
2028	16,026	—	161,250	177,276
2029	16,210	700,000	133,750	849,960
2030	17,676	—	—	17,676
Thereafter	50,687	900,000	—	950,687
	$129,568	$2,300,000	$350,000	$2,779,568